Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	[1]	$ 0.02	$ 0.02
Common stock, shares authorized	[1]	50,000,000	50,000,000
Common stock, shares issued	[1]	10,323,268	5,218,681
Common stock, shares outstanding	[1]	10,323,268	5,218,681

[1]	Retrospectively restated to reflect the one-for-twenty reverse split dated on June 14, 2022